UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2011 (Unaudited)

DWS Capital Growth Fund
	Shares	Value ($)
Common Stocks 99.1%
Consumer Discretionary 12.8%
Auto Components 0.9%
BorgWarner, Inc.* (a)	193,273	12,319,221
Hotels Restaurants & Leisure 3.4%
McDonald's Corp.	189,816	19,044,239
Starwood Hotels & Resorts Worldwide, Inc. (a)	413,621	19,841,400
Wynn Resorts Ltd.	91,615	10,122,541

		49,008,180
Multiline Retail 0.8%
Dollar General Corp.*	274,748	11,303,133
Specialty Retail 4.4%
Bed Bath & Beyond, Inc.* (a)	273,281	15,842,100
Dick's Sporting Goods, Inc.	387,417	14,287,939
Limited Brands, Inc.	725,310	29,266,258
Sally Beauty Holdings, Inc.*	135,392	2,860,833

		62,257,130
Textiles, Apparel & Luxury Goods 3.3%
Coach, Inc.	245,340	14,975,553
NIKE, Inc. "B"	339,366	32,704,701

		47,680,254
Consumer Staples 9.8%
Beverages 2.3%
PepsiCo., Inc. (a)	492,923	32,705,441
Food & Staples Retailing 5.0%
Costco Wholesale Corp. (a)	335,741	27,973,940
Wal-Mart Stores, Inc.	334,251	19,974,840
Whole Foods Market, Inc. (a)	332,282	23,120,181

		71,068,961
Food Products 2.5%
Kellogg Co. (a)	355,320	17,968,533
Kraft Foods, Inc. "A"	502,473	18,772,391

		36,740,924
Energy 12.3%
Energy Equipment & Services 3.9%
Halliburton Co.	324,455	11,196,942
National Oilwell Varco, Inc.	93,485	6,356,045
Oil States International, Inc.* (a)	146,332	11,175,375
Schlumberger Ltd.	405,809	27,720,813

		56,449,175
Oil, Gas & Consumable Fuels 8.4%
Anadarko Petroleum Corp.	360,157	27,490,784
Concho Resources, Inc.*	42,487	3,983,156
EOG Resources, Inc.	242,422	23,880,991
Exxon Mobil Corp.	370,989	31,445,028
Occidental Petroleum Corp.	230,415	21,589,885
Plains Exploration & Production Co.*	315,668	11,591,329

		119,981,173
Financials 3.4%
Capital Markets 2.3%
Ameriprise Financial, Inc.	168,275	8,353,171
T. Rowe Price Group, Inc. (a)	438,443	24,969,329

		33,322,500
Consumer Finance 1.1%
Discover Financial Services	626,181	15,028,344
Health Care 10.5%
Biotechnology 3.8%
Celgene Corp.*	564,229	38,141,880
Gilead Sciences, Inc.*	396,879	16,244,258

		54,386,138
Health Care Equipment & Supplies 2.3%
CareFusion Corp.*	418,531	10,634,873
Edwards Lifesciences Corp.*	129,357	9,145,540
St. Jude Medical, Inc.	379,765	13,025,939

		32,806,352
Health Care Providers & Services 3.6%
Express Scripts, Inc.* (a)	607,390	27,144,259
McKesson Corp.	302,619	23,577,046

		50,721,305
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc.*	260,039	11,693,954
Industrials 13.5%
Aerospace & Defense 3.2%
TransDigm Group, Inc.*	146,606	14,027,262
United Technologies Corp.	433,317	31,671,140

		45,698,402
Commercial Services & Supplies 0.8%
Stericycle, Inc.*	143,232	11,160,637
Electrical Equipment 3.1%
AMETEK, Inc.	535,320	22,536,972
Roper Industries, Inc.	243,638	21,164,833

		43,701,805
Machinery 4.3%
Dover Corp. (a)	286,464	16,629,235
Navistar International Corp.*	280,897	10,640,378
Parker Hannifin Corp.	314,423	23,974,754
SPX Corp.	182,725	11,012,836

		62,257,203
Road & Rail 2.1%
Norfolk Southern Corp.	412,625	30,063,858
Information Technology 30.6%
Communications Equipment 3.9%
QUALCOMM, Inc.	1,024,340	56,031,398
Computers & Peripherals 10.8%
Apple, Inc.*	287,255	116,338,275
EMC Corp.*	1,766,586	38,052,263

		154,390,538
Internet Software & Services 2.1%
Google, Inc. "A"*	45,416	29,334,194
IT Services 4.6%
Accenture PLC "A" (a)	550,549	29,305,723
International Business Machines Corp.	150,624	27,696,741
VeriFone Systems, Inc.*	240,542	8,544,052

		65,546,516
Semiconductors & Semiconductor Equipment 2.2%
Intel Corp. (a)	841,664	20,410,352
Skyworks Solutions, Inc.*	686,104	11,128,607

		31,538,959
Software 7.0%
Check Point Software Technologies Ltd.* (a)	296,685	15,587,830
Microsoft Corp.	1,368,607	35,529,038
Oracle Corp.	1,652,393	42,383,880
Solera Holdings, Inc.	148,137	6,598,022

		100,098,770
Materials 4.2%
Chemicals 2.5%
Ecolab, Inc. (a)	330,097	19,082,908
The Mosaic Co.	318,588	16,066,393

		35,149,301
Metals & Mining 1.7%
Freeport-McMoRan Copper & Gold, Inc.	516,071	18,986,252
Walter Energy, Inc.	99,023	5,996,833

		24,983,085
Telecommunication Services 1.5%
Wireless Telecommunication Services
American Tower Corp. "A"	363,621	21,820,896
Utilities 0.5%
Water Utilities
American Water Works Co., Inc.	234,613	7,474,770

Total Common Stocks (Cost $1,179,895,741)		1,416,722,517
Securities Lending Collateral 13.8%
Daily Assets Fund Institutional, 0.18% (b) (c) (Cost $197,000,678)	197,000,678	197,000,678
Cash Equivalents 1.0%
Central Cash Management Fund, 0.07% (b) (Cost $14,333,151)	14,333,151	14,333,151

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,391,229,570) †	113.9	1,628,056,346
Other Assets and Liabilities, Net (a)	(13.9)	(198,848,748)

Net Assets	100.0	1,429,207,598

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,393,813,507.  At December 31, 2011, net unrealized appreciation for all securities based on tax cost was $234,242,839.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $298,319,883 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $64,077,044.

(a)
All or a portion of these securities were on loan amounting to $192,060,271. In addition, included in other assets and liabilities, net is a pending sale, amounting to $34,672, that is also on loan. The value of all securities loaned at December 31, 2011 amounted to $192,094,943, which is 13.4% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,416,722,517	$—	$—	$1,416,722,517
Short-Term Investments(d)	211,333,829	—	—	211,333,829
Total	$1,628,056,346	$—	$—	$1,628,056,346

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended December 31, 2011.
(d) See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2012